Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,888,775.52
Total Fee Amount	2,585.66
Total Offset Amount		[1]
Net Fee	$ 2,585.66

[1]	The Registrant does not have any fee offsets.